UNITED STATES
	 SECURITIES AND EXCHANGE COMMISSION
		   WASHINGTON D.C. 20549

		      FORM 13F

		   FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
       					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
	Name: 		The Trust Company of Sterne Agee, Inc.
	Address:   	800 Shades Creek Parkway
            		Suite 125
                    	Birmingham, AL 35209

13F File Number: 	028-13128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:
Name: 			Andrew Chambless
Title: 			Associate General Counsel
Phone: 			205-414-3313

Signature, 		Place, 		and Date of Signing:

Andrew Chambless 	Birmingham, AL	August 1, 2011

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT.
[x] 13F NOTICE.
[ ] 13F COMBINATION REPORT.


List of other Managers Reporting for this Manager:

	Form 13F File Number	Name

	028-13983		Sterne Agee Group, Inc.